Expense Example {- Fidelity Worldwide Fund} - 10.31 Broadly Diversified International Equity Funds Retail Combo PRO-09 - Fidelity Worldwide Fund - Fidelity Worldwide Fund	Dec. 30, 2021 USD ($)
Expense Example:
1 year	$ 102
3 years	318
5 years	552
10 years	$ 1,225